Inventories (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories	$ 0	$ 0	$ 240,312	$ 0